Commitments And Contingencies - Future Minimum Lease Payments (Details) $ in Thousands	Dec. 31, 2015 USD ($)
Commitments and Contingencies
2016	$ 14,269
2017	9,255
2018	7,433
2019	5,219
2020	3,203
Thereafter	10,361
Total minimum lease payments	$ 49,740